Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Income Tax Expense (Recovery) Recognized

Income tax expenses (recovery) recognized in the Consolidated Statements of Income

For the years ended December 31,	2018	2017
Current tax
Current year	$(327)	$608
Adjustments to prior year	29	(38)
	(298)	570
Deferred tax
Change related to temporary differences	1,250	(803)
Impact of U.S. Tax Reform	(320)	472
Income tax expense	$632	$239

Income tax expenses (recovery) recognized in Other Comprehensive Income

For the years ended December 31,	2018	2017
Current income tax expense (recovery)	$2	$116
Deferred income tax expense (recovery)	(148)	320
Income tax expense (recovery)	$(146)	$436

Income tax expenses (recovery) recognized directly in Equity

For the years ended December 31,	2018	2017
Current income tax expense (recovery)	$6	$–
Deferred income tax expense (recovery)	(7)	(2)
Income tax expense (recovery)	$(1)	$(2)

Summary of Reconciliation of Income Tax Expense

The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.75 per cent for the year ended December 31, 2018 (2017 – 26.75 per cent) due to the following reasons.

Reconciliation of income tax expense

For the years ended December 31,	2018	2017
Income before income taxes	$5,519	$2,501
Income tax expense at Canadian statutory tax rate	$1,476	$669
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(200)	(242)
Differences in tax rate on income not subject to tax in Canada	(391)	(551)
Adjustments to taxes related to prior years	(71)	(182)
Impact of U.S. Tax Reform	(320)	472
Other differences	138	73
Income tax expense	$632	$239

Summary of Deferred Tax Assets and Liabilities

The following table presents the Company’s deferred tax assets and liabilities.

As at December 31,	2018	2017
Deferred tax assets	$4,318	$4,569
Deferred tax liabilities	(1,814)	(1,281)
Net deferred tax assets (liabilities)	$2,504	$3,288

Components of Deferred Tax Assets and Liabilties

The following table presents significant components of the Company’s deferred tax assets and liabilities.

As at December 31, 2018	Balance, January 1, 2018	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2018
Loss carry forwards	$596	$387	$–	$7	$29	$1,019
Actuarial liabilities	7,878	(2,697)	–	3	282	5,466
Pensions and post-employment benefits	208	27	7	–	–	242
Tax credits	454	(224)	–	–	31	261
Accrued interest	1	–	–	–	–	1
Real estate	(1,062)	150	(1)	–	(46)	(959)
Securities and other investments	(3,807)	1,234	136	1	(253)	(2,689)
Sale of investments	(105)	18	–	–	–	(87)
Goodwill and intangible assets	(825)	18	–	–	(40)	(847)
Other	(50)	157	6	(4)	(12)	97
Total	$3,288	$(930)	$148	$7	$(9)	$2,504

As at December 31, 2017	Balance, January 1, 2017	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2017
Loss carry forwards	$942	$(311)	$–	$3	$(38)	$596
Actuarial liabilities	9,366	(1,053)	(17)	–	(418)	7,878
Pensions and post-employment benefits	352	(87)	(54)	–	(3)	208
Tax credits	875	(369)	–	–	(52)	454
Accrued interest	17	(12)	–	(3)	(1)	1
Real estate	(1,396)	284	(9)	–	59	(1,062)
Securities and other investments	(6,064)	2,172	(239)	–	324	(3,807)
Sale of investments	(163)	58	–	–	–	(105)
Goodwill and intangible assets	(1,059)	197	–	–	37	(825)
Other	210	(548)	(1)	2	287	(50)
Total	$3,080	$331	$(320)	$2	$195	$3,288